Offerings - Offering: 1	Mar. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.001
Amount Registered | shares	2,744,062
Proposed Maximum Offering Price per Unit	9.16
Maximum Aggregate Offering Price	$ 25,135,607.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,471.23
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional ordinary shares, par value $0.001 per share (the “Ordinary Shares”) of Critical Metals Corp. (the “Company” or the “Registrant”) that may become issuable by reason of any share split, share dividend, recapitalization or other similar transaction effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding Ordinary Shares.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high ($9.55) and low ($8.77) selling prices of the Ordinary Shares on March 16, 2026, as reported on the Nasdaq Stock Market LLC.

Represents Ordinary Shares being registered for resale by the Selling Securityholders named in the Registration Statement.